Transactions with Related Parties - Basset, Cardiff Tankers, Vivid, GSA (Details) - USD ($) $ in Thousands	12 Months Ended			24 Months Ended	28 Months Ended	39 Months Ended	55 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2016	Dec. 31, 2012	Mar. 31, 2016	Dec. 31, 2016
Termination cost	$ 0	$ (28,241)	$ (1,307)
Basset Holding Inc. | Consultancy Agreement Effective 1 January 2015 between Company and Basset Holdings
Consultancy agreement terms in year				5 years
Termination cost	$ 0
Basset Holding Inc. | Consultancy Agreement Effective 1 January 2015 between Company and Basset Holdings | Renewal
Consultancy agreement terms in year				1 year
Basset Holding Inc. | Consultancy Agreement Effective 1 June 2012 between wholly owned Subsidiary of Ocean Rig and Basset
Consultancy agreement terms in year							5 years
Basset Holding Inc. | Consultancy Agreement Effective 1 June 2012 between wholly owned Subsidiary of Ocean Rig and Basset | Renewal
Consultancy agreement terms in year							1 year
Cardiff Tankers Inc.
Chartering commission	1.25%
Vivid Finance Limited | Consultancy Agreement Effective 1 September 2010 between Company and Vivid Finance Limited
Commission in connection to financing related services					0.20%
Consultancy agreement terms in year					5 years
Termination cost	$ 0
Vivid Finance Limited | Consultancy Agreement Effective 1 January 2013 between Ocean Management Inc. and Vivid
Commission in connection to financing related services						0.20%
Consultancy agreement terms in year						5 years